OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

November 8, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer International Growth and Income Fund
(333-212291; 811-23163)
Filing XBRL Data Related to Material Filed Under Rule 497

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the “Securities Act), on behalf of Oppenheimer International Growth and Income Fund (the “Registrant”). This filing contains exhibits of interactive data related to certain updated risk/return summary information that was filed as a supplement to Registrant’s prospectus on October 27, 2016 (SEC Accession No. 0000728889-16-004111).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Taylor V. Edwards

Vice President & Senior Counsel

OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

212-323-0310

tedwards@ofiglobal.com

Sincerely,

/s/ John G. Kiernan
John G. Kiernan
Vice President and Associate Counsel